Deferred Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Taxes
Deferred tax assets	€ 0
Tax value of tax losses to be carried forward	17,000	€ 14,000	€ 0
Deferred tax liabilities	11,972	10,191
Wind Zaratan
Deferred Income Taxes
Tax value of tax losses to be carried forward	5,000	4,000	0
Deferred tax liabilities	€ 12,000
Minimum
Deferred Income Taxes
Term to utilize unused tax losses	3 years
Maximum
Deferred Income Taxes
Term to utilize unused tax losses	5 years
Denmark
Deferred Income Taxes
Unrecognised deferred tax assets	€ 12,000	13,000	€ 13,000
UK
Deferred Income Taxes
Unrecognised deferred tax assets	€ 89,000	€ 124,000